Income taxes	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Taxes [Abstract]
Income taxes
12.	Income taxes

The Company is subject to income taxes, according to the tax laws in Mexico, Spain and Jamaica.

Current income taxes – The income taxes rate for the Mexican entities is 30% and will continue the same for subsequent years. With the exception of the airports located in the Border of Mexico with United States of America, which for the next two years will be 20%, applying the " Decreto de Estímulos Fiscales Región Fronteriza Norte" in which a third part of ISR will be applied. The tax rate for MBJA is 25% in Jamaica and will continue the same for the subsequent years, while for DCA in Spain the tax rate is 25% and will continue the same for the subsequent years.

To determine deferred income taxes at December 31, 2016, 2017 and 2018 the Company applied the applicable tax rates to temporary differences based on their estimated reversal dates in Entities of the Company.

a.

Recoverable income taxes paid on dividends – Dividends paid to shareholders which are not derived from the net tax income account (CUFIN) generate current income taxes, which can be credited against the taxes of the Company during the year of the dividend payment and the two subsequent years for the Mexican entities.

b.

Recoverable taxes – In the regular course of operations, the Company generates receivable balances by the overpayment of taxes payable, according to the calculation mechanism established in the Tax Law, which are recoverable through tax returns or offsetting. The main recoverable taxes are ISR, IMPAC and Value Added Tax (IVA).

In 2003, the Company filed a request with the tax authorities regarding the confirmation of the criteria with respect to the basis that the Company could use to calculate IMPAC, which included all airports and GAP. In this request, the Company requested that such calculation, based on the interpretations of tax law as published by the Mexican Treasury Department, should only take into account the amount effectively paid by AMP for the shares of the Company that was reflected in the assets in each concession acquired through the bidding process.

After several legal procedures, on August 29, 2006, the Mexican Treasury Department confirmed the criteria for the Aguascalientes, Hermosillo, La Paz, Los Mochis, Morelia and Manzanillo airports, reducing the asset tax basis for these airports. Thus, for these airports, the base used to calculate tax on assets considers only the amount effectively paid by AMP for its 15% of the shares of the Company. This generated a recoverable tax as of December 31, 2006 for Ps. 190,537, plus Ps. 18,026 of interest, for a total recoverable asset of Ps. 208,563, recognized within the current recoverable income tax asset.

As of December 31, 2014, the remaining portion pending to be recovered corresponds to the Hermosillo airport for Ps. 28,501 (values updated). The tax authorities determined that recoverable amount should be the result of the ISR calculation for the year and not be treated as an overpayment of taxes for the year. The risk with the resolution criteria is that the right to receive the refund of the amounts claimed will expire, as well as the favorable interest being sought by the Company. In a resolution dated October 25, 2013, the Company received a favorable ruling, however the authority filed for a review. On September 3, 2014 the Federal Tax and Administrative Judicial Tribunal (TFJFA) declared final judgment, which states that the authority has to return the amount of the refund and update the claim amount. On January 29, 2015 the Company received partial refund of Ps. 9,595 including interest, however, the TFJFA failed to rule on the accrued interest, therefore a judgment for recovery was presented. On May 9, 2017 the TFJFA ruled in favor of the Hermosillo airport, ordering the Mexican tax authority (SAT) to return the interest. On September 19, 2017 the SAT notified the Company of the return and deposit of Ps. 8,445, which was received on September 25, 2017.

The balances of recoverable taxes are comprised as follows:

	December 31, 2016		December 31, 2017		December 31, 2018
Recoverable taxes:
IMPAC	Ps.	58,960	Ps.	111,987	Ps.	57,759
ISR		23,420		21,780		40,492
IVA		39,385		30,886		28,729
Tax to cash deposits		1,412		863		343
Business flat tax (IETU)		4,263		3,506		3,399
Withholding taxes		18,157		26,040		22,362
Corporation taxes		—		3,316		66,338
Other		1,083		198		722
	Ps.	146,680	Ps.	198,576	Ps.	220,144

c.	Income Tax – Income tax expense (benefit) for the years ended at December 31, 2016, 2017 and 2018 consists of the following:

	2016		2017		2018
ISR:
Current	Ps.	1,532,875	Ps.	1,849,551	Ps.	2,117,491
Deferred		(266,302)		(408,910)		(248,450)
	Ps.	1,266,573	Ps.	1,440,641	Ps.	1,869,041

d.

Effective tax rate – The reconciliation of the statutory income tax rate and the actual effective income tax rate as a percentage of income before income taxes for the years ended December 31, 2016, 2017 and 2018 is shown below:

	%	2016		%		2017	%	2018
Income before income taxes		Ps.	4,620,132		Ps.	6,171,722		Ps.	7,007,672
Income tax by applying the weighted average statutory rate (1)	29.5%		1,362,939	30.0%		1,851,517	30.0%		2,102,302
Effects of tax inflation over monetary assets	(0.1)%		(4,893)	(7.8)%		(478,609)	(3.9)%		(271,601)
(Unrecognized) applied tax loss carryforwards	(2.1%)		(96,635)	1.0%		62,975	0.8%		57,733
Derecognition of deferred tax asset	—		—	1.0%		63,657	0.9%		60,115
Loss of goodwill impairment, not deductible	—		—	(0.1)%		(4,043)	—		—
Tax rate change in border area	—		—	—		—	0.3%		19,391
Employee benefits	—		—	(0.2%)		(12,220)	0.1%		(603)
Cancellation of recoverable tax on assets - undue payments	—		—	(0.1)%		(7,587)	(0.8)%		(54,444)
Other	0.1%		5,162	(0.6)%		(35,049)	(0.6)%		(43,852)
Effective tax rate	27.4%	Ps.	1,266,573	23.3%	Ps.	1,440,641	26.7%	Ps.	1,869,041

(1)

The tax rate used for the 2016, 2017 and 2018 reconciliations above is the average corporate tax rate payable by corporate entities in Mexico, Jamaica and Spain on taxable profits under tax law in these jurisdictions.

e.	Assets and liabilities Deferred income tax recognized –

Deferred taxes are presented according to the origin of the operations of the individual subsidiaries of the Company as IAS - 12 Income taxes does not allow the offsetting of taxes in accordance with the following:

An entity shall offset deferred tax assets are tax deferred tax liabilities if, and only if:

(a)	It has a legally enforceable right to set off the tax authority, the amounts recognized in these items; and
(b)	deferred tax assets and deferred tax liabilities arising from profit tax corresponding to the same fiscal authority, which fall on:
(i)	the same company or individual tax; or
(ii)

different companies or individuals for tax purposes that seek to either liquidate assets and current tax liabilities on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which expected to be settled or recovered significant amounts of assets or liabilities for deferred taxes.

The net deferred income tax assets are from Mexican subsidiaries:

	December 31, 2016		December 31, 2017		December 31, 2018
Deferred ISR asset (liability):
Allowance for doubtful accounts	Ps.	8,267	Ps.	7,209	Ps.	10,636
Machinery and equipment		31,854		37,645		46,723
Improvements to concession assets		411,620		511,166		567,497
Airport concessions and rights to use airport facilities		4,162,475		4,461,211		4,592,116
Other acquired rights		118,215		130,776		139,268
Derivative financial instruments		(20,446)		(30,667)		(39,492)
Other assets		268		387		445
Tax loss carryforwards		233,965		170,990		113,257
Employee benefits		20,898		27,257		27,805
Accruals		9,469		12,966		14,024
Recoverable tax on assets		94,259		25,342		—
Deferred income tax asset	Ps.	5,070,844	Ps.	5,354,282	Ps.	5,472,279

The net deferred income tax liability corresponds to the subsidiary in Jamaica:

	December 31, 2016		December 31, 2017		December 31, 2018
Deferred tax (liability) asset:
Trade receivables	Ps.	(10,991)	Ps.	(822)	Ps.	(820)
Machinery, equipment and improvements on leased buildings		(114,627)		(103,782)		(96,496)
Improvements to concession assets		(2,209)		(2,008)		(1,905)
Airport concessions		(835,432)		(748,879)		(700,168)
Accruals		16,586		16,238		14,458
Deferred tax liability	Ps.	(946,673)	Ps.	(839,253)	Ps.	(784,931)

f.	Unrecognized deferred income tax assets – Unrecognized deferred income tax assets in the consolidated statement of financial position is comprised of the following items for the Mexican subsidiaries:

	December 31, 2016		December 31, 2017		December 31, 2018
Tax loss carryforwards	Ps.	221,330	Ps.	212,464	Ps.	235,475
Recoverable tax on assets		232,796		225,209		170,765
	Ps.	454,126	Ps.	437,673	Ps.	406,240

The Company does not recognize deferred tax assets on tax loss carryforwards for which it is not probable to generate future taxable profits to utilize such tax losses.

As disclosed in subparagraph i. of this Note, the recoverable tax on assets expired in 2017. During 2018, the last recoverable amount of tax on assets was filed to the SAT. Recoverable income tax from recoverable tax on assets detailed above has not been recognized.

The Company does not recognize deferred tax assets relating to temporary differences between the accounting and tax value of investments in subsidiaries, as it has the power to control the reversal date of those temporary differences, and does not expect them to reverse in the foreseeable future.

g.

Deferred income tax from tax loss carryforwards – The Company generated tax loss carryforwards in the airports of Aguascalientes, Los Mochis, Manzanillo and Morelia, and at Grupo Aeroportuario del Pacífico, S.A.B. de C.V. The Company estimates tax loss carryforwards will be recoverable in the airports of Aguascalientes, Morelia and in Grupo Aeroportuario del Pacífico, S.A.B. de C.V., according to the amounts shown in the following table. With respect to tax legislation relative to concessions, such losses will expire in 2048, except for the tax losses of Grupo Aeroportuario del Pacífico, S.A.B. de C.V., which expire in 2025. Tax losses that can be recovered based on management’s financial projections are recognized as part of the deferred tax asset.

	December 31, 2016		December 31, 2017		December 31, 2018
Tax loss carryforwards	Ps.	1,517,650	Ps.	1,278,180	Ps.	1,162,441
Unrecognized tax loss carryforwards		(737,766)		(708,212)		(784,917)
Recognized tax loss carryforwards	Ps.	779,884	Ps.	569,968	Ps.	377,524

h.	Balances and movements in deferred taxes during the period.

	Balance as of January 1, 2016		Effects in profit and loss		Allocation to recoverable taxes		Other comprehensive income		Balance as of December 31, 2016
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	34,813	Ps.	(26,546)	Ps.	—	Ps.	—	Ps.	8,267
Machinery, equipment and improvements on leased assets		30,017		1,837		—		—		31,854
Improvements to concession assets		372,266		39,354		—		—		411,620
Airport concessions and rights to use airport facilities		4,046,418		116,057		—		—		4,162,475
Other acquired rights		111,492		6,723		—		—		118,215
Derivative financial instruments		—		(20,446)		—		—		(20,446)
Other assets		(121)		389		—		—		268
Tax loss carryforwards		137,330		96,635		—		—		233,965
Employee benefits		25,701		61		—		(4,864)		20,898
Accruals		7,251		2,218		—		—		9,469
Recoverable tax on assets		168,054		(842)		(72,953)		—		94,259
Total deferred tax asset	Ps.	4,933,221	Ps.	215,440	Ps.	(72,953)	Ps.	(4,864)	Ps.	5,070,844

	Balance as of January 1, 2017		Effects in profit and loss		Allocation to recoverable taxes		Other comprehensive income		Balance as of December 31, 2017
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	8,267	Ps.	(1,058)	Ps.	—	Ps.	—	Ps.	7,209
Machinery, equipment and improvements on leased assets		31,854		5,791		—		—		37,645
Improvements to concession assets		411,620		99,546		—		—		511,166
Airport concessions and rights to use airport facilities		4,162,475		298,736		—		—		4,461,211
Other acquired rights		118,215		12,561		—		—		130,776
Derivative financial instruments		(20,446)		(10,221)		—		—		(30,667)
Other assets		268		119		—		—		387
Tax loss carryforwards		233,965		(62,975)		—		—		170,990
Employee benefits		20,898		8,721		—		(2,362)		27,257
Accruals		9,469		3,497		—		—		12,966
Recoverable tax on assets		94,259		2,656		(71,573)		—		25,342
Total deferred tax asset	Ps.	5,070,844	Ps.	357,373	Ps.	(71,573)	Ps.	(2,362)	Ps.	5,354,282

	Balance as of January 1, 2018		Effects in profit and loss		Allocation to recoverable taxes		Other comprehensive income		Balance as of December 31, 2018
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	$7,209	Ps.	3,427	Ps.	—	Ps.	—	Ps.	10,636
Machinery, equipment and improvements on leased assets		37,645		9,078		—		—		46,723
Improvements to concession assets		511,166		56,331		—		—		567,497
Airport concessions and rights to use airport facilities		4,461,211		130,905		—		—		4,592,116
Other acquired rights		130,776		8,492		—		—		139,268
Derivative financial instruments		(30,667)		(8,825)		—		—		(39,492)
Other assets		387		58		—		—		445
Tax loss carryforwards		170,990		(57,733)		—		—		113,257
Employee benefits		27,257		(5,236)		—		5,784		27,805
Accruals		12,966		1,058		—		—		14,024
Recoverable tax on assets		25,342		54,444		(79,786)		—		-
Total deferred tax asset	Ps.	5,354,282	Ps.	191,999	Ps.	(79,786)	Ps.	5,784	Ps.	5,472,279

	Balance as of January 1, 2016		Effects in profit and loss		Other comprehensive income		Balance as of December 31, 2016
Temporary differences for the deferred tax liability:
Accounts receivable	Ps.	(2,158)	Ps.	(535)	Ps.	(8,298)	Ps.	(10,991)
Machinery, equipment and improvements on leased assets		(100,485)		6,307		(20,449)		(114,627)
Improvements to concession assets		(2,466)		94		163		(2,209)
Airport concessions		(728,231)		45,003		(152,204)		(835,432)
Accruals		14,461		(6)		2,131		16,586
Total deferred tax liability	Ps.	(818,879)	Ps.	50,863	Ps.	(178,657)	Ps.	(946,673)

	Balance as of January 1, 2017		Effects in profit and loss		Other comprehensive income		Balance as of December 31, 2017
Temporary differences for the deferred tax liability:
Accounts receivable	Ps.	(10,991)	Ps.	(185)	Ps.	10,354	Ps.	(822)
Machinery, equipment and improvements on leased assets		(114,627)		5,555		5,290		(103,782)
Improvements to concession assets		(2,209)		95		106		(2,008)
Airport concessions		(835,432)		45,675		40,878		(748,879)
Accruals		16,586		398		(746)		16,238
Total deferred tax liability	Ps.	(946,673)	Ps.	51,538	Ps.	55,882	Ps.	(839,253)

	Balance as of January 1, 2018		Effects in profit and loss		Other comprehensive income		Balance as of December 31, 2018
Temporary differences for the deferred tax liability:
Accounts receivable	Ps.	(822)	Ps.	5,220	Ps.	(5,218)	Ps.	(820)
Machinery, equipment and improvements on leased assets		(103,782)		6,998		288		(96,496)
Improvements to concession assets		(2,008)		97		6		(1,905)
Airport concessions		(748,879)		46,399		2,312		(700,168)
Accruals		16,238		(2,263)		483		14,458
Total deferred tax liability	Ps.	(839,253)	Ps.	56,451	Ps.	(2,129)	Ps.	(784,931)

l.

As a result of the enactment of IETU law beginning in 2008, specifically with respect to the third transitory article, the Company has ten years to recover, under specific circumstances, existing IMPAC paid in previous years, which as of December 31, 2018 amounted to Ps. 170,765.  The previously mentioned article establishes the right to recover the tax on assets paid prior to the IETU law enactment date. However, to obtain a refund there are certain requirements that must be met, including: i) the tax on assets subject to recovery must have been paid over the previous ten years, ii) the ISR has to be higher than the tax on assets for the three years prior to 2008, and iii) is limited to 10% per year over the IMPAC effectively paid.

There are several interpretations as to how an entity can recover the tax on assets paid, but to the date there is no explicit definition from the tax authorities or a precedent from any court that provides clarity as to the proper manner in which to recover such amounts. The Company’s management believes it is not probable that they will recover certain amounts and has therefore not recognized an asset of Ps. 170,765 as of December 31, 2018. As of the close of 2018, the Company has recovered the IMPAC paid in prior years, that according to the afore mentioned rules, The Company had the right to recover.

At December 31, 2016, 2017 and 2018, the recoverable tax on assets is comprised as follows.

	December 31, 2016		December 31, 2017		December 31, 2018
Recoverable tax on assets paid	Ps.	327,055	Ps.	250,551	Ps.	170,765
Unrecognized recoverable tax on assets paid		(232,796)		(225,209)		(170,765)
Recognized recoverable tax on assets	Ps.	94,259	Ps.	25,342	Ps.	—

At December 31, 2018, there is no paid Tax on Assets susceptible to recoverable.